Fees and Expenses - North Capital Treasury Money Market Fund	Aug. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees	Institutional
(fees paid directly from your investment)	Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee	None
(as a % of amount redeemed on shares held less than 90 days)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year
as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.39%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver(1)	(1.19%)
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.45%*

(1)	North Capital, Inc., the Fund’s investment adviser (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed (i) 0.45% of average daily net assets of Institutional Class shares until at least August 31, 2026 and (ii) 1.00% of average daily net assets of Institutional Class Shares until at least August 31, 2035. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if there are waived amounts that have not been recouped outstanding and such recoupment, after giving effect to the recouped amounts, can be achieved within the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”) of North Capital Funds Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Adviser.

*	The total net operating expense ratio will not match the Fund’s financial statements because the financial statements reflect the application of the Adviser’s voluntary expense limitation agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$46	$264	$499	$1,175